Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	vsfi_SupplementTextBlock
Voya Series Fund, Inc. (“Registrant”)
Voya Global Target Payment Fund (“Fund”)
Supplement dated May 12, 2015
To the Fund’s current prospectus (“Prospectus”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
The Fund’s Prospectus is revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of the Fund‘s Prospectus are deleted and replaced with the following:
Voya Global Target Payment Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.20	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Acquired Fund Fees and Expenses	%	0.72	0.72	0.72	0.72	0.72
Total Annual Fund Operating Expenses[3]	%	1.32	2.07	1.06	1.57	1.07
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.07)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	0.99	1.55	1.05
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser. The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 0.99%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock
Voya Series Fund, Inc. (“Registrant”)
Voya Global Target Payment Fund (“Fund”)
Supplement dated May 12, 2015
To the Fund’s current prospectus (“Prospectus”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
The Fund’s Prospectus is revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of the Fund‘s Prospectus are deleted and replaced with the following:
Voya Global Target Payment Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.20	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Acquired Fund Fees and Expenses	%	0.72	0.72	0.72	0.72	0.72
Total Annual Fund Operating Expenses[3]	%	1.32	2.07	1.06	1.57	1.07
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.07)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	0.99	1.55	1.05
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser. The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 0.99%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Global Target Payment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%
Voya Global Target Payment Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.05%
Voya Global Target Payment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
Voya Global Target Payment Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.55%
Voya Global Target Payment Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%

[1]	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser. The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 0.99%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.